Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Detail)	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank	$ 29,671,885			$ 50,149,959
Short term investment	5,200,486			62,284,779
Other non-current liabilities	$ (6,461,083)			$ 0
Currency Risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank		$ 23,447,867	€ 705,824		$ 10,472,161	€ 1,872,038
Short term investment		0	0		12,500,366	0
Forward contract		0	0		0	18,528,000
Trade and other receivables		0	0		0	0
Trade and other payables		(316,172)	(114,611)		(1,777,611)	(25,164)
Other non-current liabilities		$ (6,461,083)	€ 0		$ 0	€ 0